Inventories	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Inventories	Inventories

(in €‘000)	December 31, 2022	December 31, 2021
Finished products and goods for resale	21,440	3,748
CO2 tickets	4,577	5,483
Total	26,017	9,231
The CO2 tickets are carried at their net realizable value.
Amounts recognized in the consolidated statement of profit or loss
Inventories recognized as an expense in 2022 amounted to €49,092 thousand (2021: €21,243 thousand, 2020: €9,368 thousand). These were included in cost of sales. Any subsequent net realizable value is determined by an individual assessment of the inventories.
Write-downs of inventories to net realizable value in 2022 amounted to €627 thousand (2021: €651 thousand, 2020: €870 thousand). These were recognized as an expense and included in cost of sales.